Advertising	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Advertising [Abstract]
ADVERTISING
R.	ADVERTISING:

The Company follows the policy of charging the costs of advertising to expense as incurred. For the years ended March 31, 2022 and 2021, advertising costs amounted to zero and $26,615, respectively.

T.	ADVERTISING:

The Company follows the policy of charging the costs of advertising to expense as incurred. For the years ended December 31, 2021 and 2020, advertising costs amounted to $135,436 and $99,241, respectively.